BALANCE SHETS (Parenthetical) - Winvests Group Ltd [Member]	May 31, 2020 $ / shares shares
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.001
Preferred Stock, Shares Authorized	300,000,000
Preferred Stock, Shares Outstanding	855,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.001
Common Stock, Shares Authorized	4,500,000,000
Common Stock, Shares, Outstanding	2,078,299